COMMITMENTS AND CONTINGENCIES (Details Narrative) - 12 months ended Jun. 26, 2021	USD ($) shares	CAD ($)
Claim was settled		$ 575,000
Payments for Legal Disputes Settlements	$ 2,400,000
Seeking the issuance | shares	51,716,141
Seeking damages	$ 11,000,000
Accrued damages	584,000
Identified in the claim estimated	$ 5,200,000
Class B Subordinate Voting Shares [Member]
Claim was settled		$ 250,000